FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details)	12 Months Ended
Dec. 31, 2018 vessel $ / d
Derivative [Line Items]
Number of owned vessels | vessel	67
Capesize, Forward Freight Agreements, Maturing in 2019 [Member]
Derivative [Line Items]
Aggregate maturity period	720 days
Average rate	20,098
Number of owned vessels | vessel	4
Average ceiling	29,250
Average floor	14,125
Capesize, Forward Freight Agreements, Maturing in 2020 [Member]
Derivative [Line Items]
Number of owned vessels | vessel	2
Average ceiling	30,500
Average floor	15,250
Panamax Vessels [Member] | Capesize, Forward Freight Agreements, Maturing in 2019 [Member]
Derivative [Line Items]
Aggregate maturity period	220 days
Average rate	11,899